Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	AQR Funds
Central Index Key	0001444822
Amendment Flag	true
Amendment Description	Omitted Tags
Document Creation Date	May 18, 2012
Document Effective Date	May 18, 2012
Prospectus Date	May 01, 2012